                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/04
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 21
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------
   Address:      26435 Carmel Rancho Blvd.
                 -------------------------------
                 Carmel, CA  93923
                 -------------------------------

Form 13F File Number: 28-4792
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Peter Neumeier                Carmel, California     8/13/04
   -------------------------------    ------------------  -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          -------------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        -------------

FORM 13F INFORMATION TABLE ENTRY TOTAL:            33
                                        -------------

Form 13F Information Table Value Total: $      179762
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         -------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
----------------------------- -------------- ---------- -------- ------------------ ---------- -------- ----------------------
                                                         VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
----------------------------- -------------- ---------- -------- ------- ----- ---- ---------- -------- ------ -------- ------
Amerigroup Corp.                    COM      03073T102      7400  150400                150400           83000    67400
Andrx Group                         COM      034553107      9009  322550                322550          191800   130750
Arthur J. Gallagher                 COM      363576109      4338  142450                142450           76400    66050
Colonial BancGroup Inc.             COM      195493309      7920  435900                435900          215100   220800
Columbia Sportswear Co.             COM      198516106      2775   50800                 50800           40200    10600
Community First Bankshares          COM      203902101      5950  184850                184850           83300   101550
Dentsply International              COM      249030107       522   10025                 10025               0    10025
Doral Financial Corporation         COM      25811P100      7389  214166                214166          116825    97341
Engelhard Corporation               COM      292845104      1227   37975                 37975           18800    19175
Harman International                COM      413086109       489    5375                  5375            1200     4175
Headwaters Inc.                     COM      42210P102     11571  446250                446250          229400   216850
Humana Inc.                         COM      444859102      3454  204350                204350           99900   104450
Jacobs Engineering Group            COM      469814107      7143  181375                181375           96200    85175
Kellwood Co.                        COM      488044108      1868   42900                 42900           29600    13300
Lubrizol Corp.                      COM      549271104      3892  106275                106275           54200    52075
Maverick Tube Corp.                 COM      577914104      7480  284850                284850          144700   140150
Mercantile Bankshares Corp.         COM      587405101      5206  111200                111200           48800    62400
Mercury General Corp.               COM      589400100      9328  187875                187875           95250    92625
Michaels Stores Inc.                COM      594087108       370    6725                  6725               0     6725
National Oilwell Inc.               COM      637071101      8938  283850                283850          145900   137950
Newfield Exploration                COM      651290108     11043  198125                198125          103150    94975
Nuveen Investments Inc.             CLA      478035108      7552  281800                281800          153800   128000
Par Pharmaceutical Co.              COM      717125108      8147  231375                231375          119250   112125
Pier 1 Imports, Inc.                COM      720279108      6790  383850                383850          209800   174050
Platinum Underwriters               COM      G7127P100      6872  225825                225825          119100   106725
Remington Oil & Gas Corp.           COM      759594302      5128  217300                217300          146800    70500

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
-------------------------------------------- ---------- -------- ------------------ ---------- -------- ----------------------
                                                         VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
-------------------------------------------- ---------- -------- ------- ----- ---- ---------- -------- ------ -------- ------
Renaissance RE                      COM      G7496G103      3473   64375                 64375           28200    36175
Scansource Inc.                     COM      806037107      1277   21498                 21498           10450    11048
Silicon Valley Bancshares           COM      827064106      1777   44825                 44825           24800    20025
Superior Industries                 COM      868168105      1146   34250                 34250           17800    16450
Tetra Tech Inc.                     COM      88162G103      8532  522800                522800          264800   258000
Tuesday Morning                     COM      899035505      2900  100000                100000           73600    26400
Wilmington Trust                    COM      971807102      8856  237925                237925          137200   100725